Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Nature of Operations [Policy Text Block]
a.
Organization and Nature of Operations:
Navidea Biopharmaceuticals, Inc. (“Navidea,” the “Company,” or “we”), a Delaware Corporation (NYSE MKT: NAVB), is a biopharmaceutical company focused on the development and commercialization of precision immunodiagnostic agents and immunotherapeutics. Navidea is developing multiple precision-targeted products based on our Manocept™ platform to help identify the sites and pathways of undetected disease and enable better diagnostic accuracy, clinical decision-making, targeted treatment and, ultimately, patient care.

Navidea
’s Manocept platform is predicated on the ability to specifically target the
CD206
mannose receptor expressed on activated macrophages. The Manocept platform serves as the molecular backbone of Lymphoseek
®
(technetium
Tc99m
tilmanocept) injection, the
first
product developed and commercialized by Navidea based on the platform. Building on the success of
Tc99m
tilmanocept, the flexible and versatile Manocept platform acts as an engine for the design of purpose-built molecules offering the potential to be utilized across a range of diagnostic modalities, including single photon emission computed tomography (“SPECT”), positron emission tomography (“PET”), intra-operative and/or optical-fluorescence detection in a variety of disease states.

On
March 3, 2017,
pursuant to an Asset Purchase Agreement dated
November 23, 2016, (
the “Purchase Agreement”), the Company completed its previously announced sale to Cardinal Health
414,
LLC (“Cardinal Health
414”
) of its assets used, held for use, or intended to be used in operating its business of developing, manufacturing and commercializing a product used for lymphatic mapping, lymph node biopsy, and the diagnosis of metastatic spread to lymph nodes for staging of cancer (the “Business”), including the Company
’s radioactive diagnostic agent marketed under the Lymphoseek
®
trademark for current approved indications by the U.S. Food and Drug Administration (“FDA”) and similar indications approved by the FDA in the future (the “Product”), in Canada, Mexico and the United States (the “Territory”) (giving effect to the License-Back described below and excluding certain assets specifically retained by the Company) (the “Asset Sale”). Such assets sold in the Asset Sale consist primarily of, without limitation, (i) intellectual property used in or reasonably necessary for the conduct of the Business, (ii) inventory of, and customer, distribution, and product manufacturing agreements related to, the Business, (iii) all product registrations related to the Product, including the new drug application approved by the FDA for the Product and all regulatory submissions in the United States that have been made with respect to the Product and all Health Canada regulatory submissions and, in each case, all files and records related thereto, (iv) all related clinical trials and clinical trial authorizations and all files and records related thereto, and (v) all rights, title and interest in and to the Product, as specified in the Purchase Agreement (the “Acquired Assets”).

Upon closing of the Asset Sale, the Supply and Distribution Agreement, dated
November 15, 2007 (
as amended, the “Supply and Distribution Agreement”), between Cardinal Health
414
and the Company was terminated and, as a result, the provisions thereof are of no
further force or effect (other than any indemnification, payment, notification or data sharing obligations which survive the termination).

The Asset Sale to Cardinal Health
414
in
March 2017
significantly improved our financial condition and our ability to continue as a going concern. The Company also continues working to establish new sources of non-dilutive funding, including collaborations and grant funding that can augment the balance sheet as the Company works to reduce spending to levels that can be supported by our revenues.

Our consolidated balance sheets and statements of operations have been reclassified, as required, for all periods presented to reflect the Business as a discontinued operation. Cash flows associated with the operation of the Business have been combined with operating, investing and financing cash flows, as appropriate, in our consolidated statements of cash flows.

Other than
Tc99m
tilmanocept, which the Company has a license to distribute outside of Canada, Mexico and the United States, none
of the Company’s drug product candidates have been approved for sale in any market.

In
January 2015,
Macrophage Therapeutics, Inc. (“MT”), a majority-owned subsidiary, was formed specifically to explore immuno-therapeutic applications for the Manocept platform.

From our inception through
August 2011,
we also manufactured a line of gamma detection systems called the neoprobe® GDS system (the
“GDS Business”). We sold the GDS Business to Devicor Medical Products, Inc. (“Devicor”) in
August 2011.
In exchange for the assets of the GDS Business, Devicor made net cash payments to us totaling
$30.3
million, assumed certain liabilities of the Company associated with the GDS Business, and agreed to make royalty payments to us of up to an aggregate maximum amount of
$20
million based on the net revenue attributable to the GDS Business through
2017.
We recorded income of
$759,000,
net of taxes, in
2015
related to royalty amounts earned based on
2015
GDS Business revenue. The royalty amount of
$1.2
million was offset by
$436,000
in estimated taxes which were allocated to discontinued operations, but were fully offset by the tax benefit from our net operating loss for
2015.
We did
not
earn or receive any such royalty payments prior to
2015
or in
2016.

In
December 2001,
we acquired Cardiosonix Ltd. (“Cardiosonix”), an Israeli company with a blood flow measurement device product line in the early stages of commercialization. In
August 2009,
the Company
’s Board of Directors decided to discontinue the operations and attempt to sell Cardiosonix. However, we were obligated to continue to service and support the Cardiosonix devices through
2013.
The Company has
not
received significant expressions of interest in the Cardiosonix business and as such, we continue to wind down our activities in this area until a final shutdown of operations is completed.

In
July 2011,
we established a European business unit, Navidea Biopharmaceuticals Limited, to address international development and commercialization needs for our technologies, including
Tc99m
tilmanocept. Navidea owns
100%
of the outstanding shares of Navidea Biopharmaceuticals Limited.

Consolidation, Policy [Policy Text Block]
b.
Principles of Consolidation:
Our consolidated financial statements include the accounts of Navidea and our wholly-owned subsidiaries, Navidea Biopharmaceuticals Limited and Cardiosonix Ltd, as well as those of our majority-owned subsidiary, Macrophage Therapeutics, Inc. (“MT”). All significant inter-company accounts were eliminated in consolidation. Prior to termination of Navidea’s joint venture with R-NAV, LLC (“R-NAV”) in
May 2016,
Navidea's investment in R-NAV was being accounted for using the equity method of accounting and was therefore not
consolidated. See Note
11.

Use of Estimates, Policy [Policy Text Block]
c.
Use of Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]
d.
Financial Instruments and Fair Value:
In accordance with current accounting standards, the fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value, giving the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level
1
measurements) and the lowest priority to unobservable inputs (Level
3
measurements). The
three
levels of the fair value hierarchy are described below:

Level
1
– Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level
2
– Quoted prices in markets that are
not
active or financial instruments for which all significant inputs are observable, either directly or indirectly; and

Level
3
– Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument
’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining the appropriate levels, we perform a detailed analysis of the assets and liabilities whose fair value is measured on a recurring basis. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no
price transparency are classified as Level
3.
See Note
4.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

(1)
Cash, restricted cash, accounts and other receivables, accounts payable, and accrued liabilities: The carrying amounts approximate fair value because of the short maturity of these instruments. At
December 31, 2016,
restricted cash represents the balance in an account that is under the control of Capital Royalty Partners II L.P. (“CRG”). See Note
13.
At
December 31, 2016,
approximately
$894,000
of accounts payable was being disputed by the Company related to unauthorized expenditures by a former executive during the year ended
December 31, 2016.

(2)
Notes payable: The carrying value of our debt at
December 31,
201
6
and
2015
primarily consists of the face amount of the notes plus the fair value of the conversion option less unamortized discounts. At
December 31, 2016
and
2015,
the conversion option of certain notes payable was required to be recorded at fair value. The estimated fair value of the conversion option was calculated using a Monte Carlo simulation. This valuation method includes Level
3
inputs such as the estimated current market interest rate for similar instruments with similar creditworthiness. Unrealized gains and losses on the fair value of the conversion option are classified in other expenses as a change in the fair value of financial instruments in the consolidated statements of operations. At
December 31, 2016
and
2015,
the fair value of the conversion option was approximately
$153,000
and
$3.0
million, respectively. See Notes
4
and
13.

(3)
Derivative liabilities: Derivative liabilities are related to certain outstanding warrants which are recorded at fair value.
Derivative liabilities totaling
$63,000
as of
December 31, 2016
and
2015
were included in other liabilities on the consolidated balance sheets. The assumptions used to calculate fair value as of
December 31, 2016
and
2015
included volatility, a risk-free rate and expected dividends. In addition, we considered non-performance risk and determined that such risk is minimal. Unrealized gains and losses on the derivatives are classified in other expenses as a change in the fair value of financial instruments in the statements of operations. See Note
4.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
e.
Stock-Based Compensation:
At
December 31, 2016,
we have instruments outstanding under
two
stock-based compensation plans; the Fourth Amended and Restated
2002
Stock Incentive Plan (the
“2002
Plan”) and the
2014
Stock Incentive Plan (the
“2014
Plan”). Currently, under the
2014
Plan, we
may
grant incentive stock options, nonqualified stock options, and restricted stock awards to full-time employees and directors, and nonqualified stock options and restricted stock awards may
be granted to our consultants and agents. Total shares authorized under each plan are
12
million shares and
5
million shares, respectively. Although instruments are still outstanding under the
2002
Plan, the plan has expired and
no
new grants
may
be made from it. Under both plans, the exercise price of each option is greater than or equal to the closing market price of our common stock on the date of the grant.

Stock options granted under the
2002
Plan and the
2014
Plan generally vest on an annual basis over
one
to
four
years. Outstanding stock options under the plans, if
not
exercised, generally expire
ten
years from their date of grant or up to
90
days following the date of an optionee
’s separation from employment with the Company. We issue new shares of our common stock upon exercise of stock options.

In
September 2016,
the Board of Directors approved the
2016
Stock Incentive Plan (the
“2016
Plan”), authorizing a total of
10
million shares. The
2016
Plan has
not
yet been approved by Navidea
’s stockholders. In connection with Dr. Goldberg’s appointment as Chief Executive Officer of the Company in
September 2016,
the Board of Directors awarded options to purchase
5,000,000
shares of our common stock to Dr. Goldberg, subject to stockholder approval of the
2016
Plan. If approved, these stock options will vest
100%
when the average closing price of the Company’s common stock over a period of five
consecutive trading days equals or exceeds
$2.50
per share, and expire on the
tenth
anniversary of the date of grant.

Stock-based payments to employees and directors, including grants of stock options, are recognized in the consolidated statement of operations based on their estimated fair values. The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model. Expected volatilities are based on the Company
’s historical volatility, which management believes represents the most accurate basis for estimating expected future volatility under the current circumstances. Navidea uses historical data to estimate forfeiture rates. The expected term of stock options granted is based on the vesting period and the contractual life of the options. The risk-free rate is based on the U.S. Treasury yield in effect at the time of the grant. The assumptions used to calculate the fair value of stock option awards granted during the years ended
December 31, 2016,
2015
and
2014
are noted in the following table:

	2016			2015			2014
Expected volatility	59%	-	75%	61%	-	64%	61%	-	67%
Weighted-average volatility		60%			62%			65%
Expected dividends		—			—			—
Expected term (in years)	5.0	-	6.0	5.1	-	6.3	5.3	-	7.4
Risk-free rate	1.2%	-	1.8%	1.5%	-	1.9%	1.6%	-	2.0%

The portion of the fair value of stock-based awards that is ultimately expected to vest is recognized as compensation expense over either (
1
) the requisite service period or (
2
) the estimated performance period. Restricted stock awards are valued based on the closing stock price on the date of grant and amortized ratably over the estimated life of the award. Restricted stock may
vest based on the passage of time, or upon occurrence of a specific event or achievement of goals as defined in the grant agreements. In such cases, we record compensation expense related to grants of restricted stock based on management
’s estimates of the probable dates of the vesting events. Stock-based awards that do not
vest because the requisite service period is
not
met prior to termination result in reversal of previously recognized compensation cost. See Note
5.

Cash and Cash Equivalents, Policy [Policy Text Block]
f.
Cash and Cash Equivalents:
Cash equivalents are highly liquid instruments such as U.S. Treasury bills, bank certificates of deposit, corporate commercial paper and money market funds which have maturities of less than
3
months from the date of purchase.

Receivables, Policy [Policy Text Block]
g.
Accounts
and Other
Receivable
s
:
Accounts and other receivables are recorded net of an allowance for doubtful accounts. We estimate an allowance for doubtful accounts based on a review and assessment of specific accounts and other receivables and write off accounts when deemed uncollectible.  See Note
7.

Inventory, Policy [Policy Text Block]
h.
Inventory:
All components of inventory are valued at the lower of cost (
first
-in,
first
-out) or market. We adjust inventory to market value when the net realizable value is lower than the carrying cost of the inventory. Market value is determined based on estimated sales activity and margins. We estimate a reserve for obsolete inventory based on management’s judgment of probable future commercial use, which is based on an analysis of current inventory levels, estimated future sales and production rates, and estimated shelf lives. See Note
8.

Property, Plant and Equipment, Policy [Policy Text Block]
i.
Property and Equipment:
Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is generally computed using the straight-line method over the estimated useful lives of the depreciable assets. Depreciation and amortization related to equipment under capital leases and leasehold improvements is recognized over the shorter of the estimated useful life of the leased asset or the term of the lease. Maintenance and repairs are charged to expense as incurred, while renewals and improvements are capitalized. See Note
9.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
j.
Intangible Assets:
Intangible assets consist primarily of patents and trademarks. Intangible assets are stated at cost, less accumulated amortization. Patent costs are amortized using the straight-line method over the estimated useful lives of the patents of approximately
5
to
15
years. Patent application costs are deferred pending the outcome of patent applications. Costs associated with unsuccessful patent applications and abandoned intellectual property are expensed when determined to have no
recoverable value. We evaluate the potential alternative uses of all intangible assets, as well as the recoverability of the carrying values of intangible assets, on a recurring basis.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
k.
Impairment or Disposal of Long-Lived Assets:
Long-lived assets and certain identifiable intangibles are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.
No
impairment was recognized during the years ended
December 31, 2016,
2015
or
2014.
Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Lessee, Leases [Policy Text Block]
l.
Leases:
Leases are categorized as either operating or capital leases at inception. Operating lease costs are recognized on a straight-line basis over the term of the lease. An asset and a corresponding liability for the capital lease obligation are established for the cost of capital leases. The capital lease obligation is amortized over the life of the lease. For build-to-suit leases, the Company establishes an asset and liability for the estimated construction costs incurred to the extent that it is involved in the construction of structural improvements or takes construction risk prior to the commencement of the lease. Upon occupancy of facilities under build-to-suit leases, the Company assesses whether these arrangements qualify for sales recognition under the sale-leaseback accounting guidance. If a lease does not
meet the criteria to qualify for a sale-leaseback transaction, the established asset and liability remain on the Company's balance sheet. See Note
21.

Derivatives, Policy [Policy Text Block]
m.
Derivative Instruments:
Derivative instruments embedded in contracts, to the extent
not
already a free-standing contract, are bifurcated from the debt instrument and accounted for separately. All derivatives are recorded on the consolidated balance sheet at fair value in accordance with current accounting guidelines for such complex financial instruments. Derivative liabilities with expiration dates within one
year are classified as current, while those with expiration dates in more than one
year are classified as long term. We do
not
use derivative instruments for hedging of market risks or for trading or speculative purposes.

Revenue Recognition, Policy [Policy Text Block]
n .
Revenue Recognition:
  Prior to the Asset Sale to Cardinal Health
414
in
March 2017,
we generated revenue primarily from sales of Lymphoseek.  Our standard shipping terms are free on board (FOB) shipping point, and title and risk of loss passes to the customer upon delivery to a carrier for shipment.  We generally recognize sales revenue related to sales of our products when the products are shipped.  Our customers have no
right to return products purchased in the ordinary course of business, however, we may
allow returns in certain circumstances based on specific agreements.

We earned additional revenues based on a percentage of the actual net re venues achieved by Cardinal Health
414
on sales to end customers made during each fiscal year.  The amount we charged Cardinal Health
414
related to end customer sales of Lymphoseek was subject to a retroactive annual adjustment.  To the extent that we could reasonably estimate the end-customer prices received by Cardinal Health
414,
we recorded sales based upon these estimates at the time of sale.  If we were unable to reasonably estimate end customer sales prices related to products sold, we recorded revenue related to these product sales at the minimum (i.e., floor) price provided for under our distribution agreement with Cardinal Health
414.
  During the years ended
December 31, 2016
and
2015,
approximately
99%
of Lymphoseek sales were made to Cardinal Health
414.
  Revenues from Cardinal Health
414
in the years ended
December 31, 2016,
2015
and
2014
have been reclassified to discontinued operations.  See Note
3.

We also earn revenues related to our licensing and distribution agreements.
  The terms of these agreements
may
include payment to us of non-refundable upfront license fees, funding or reimbursement of research and development efforts, milestone payments if specified objectives are achieved, and/or royalties on product sales.  We evaluate all deliverables within an arrangement to determine whether or not
they provide value on a stand-alone basis.  We recognize a contingent milestone payment as revenue in its entirety upon our achievement of a substantive milestone if the consideration earned from the achievement of the milestone (i) is consistent with performance required to achieve the milestone or the increase in value to the delivered item, (ii) relates solely to past performance and (iii) is reasonable relative to all of the other deliverables and payments within the arrangement.  We received a non-refundable upfront cash payment of
$2.0
million from SpePharm AG upon execution of the SpePharm License Agreement in
March 2015.
We have determined that the license and other non-contingent deliverables do not
have stand-alone value because the license could
not
be deemed to be fully delivered for its intended purpose unless we perform our other obligations, including specified development work.  Accordingly, they do not
meet the separation criteria, resulting in these deliverables being considered a single unit of account.  As a result, revenue relating to the upfront cash payment was deferred and was being recognized on a straight-line basis over the estimated obligation period of two
years.  However, the remaining deferred revenue of
$417,000
was recognized upon obtaining European approval of a reduced-mass vial in
September 2016,
several months earlier than originally anticipated.

We generate additional revenue from grants to support various product dev elopment initiatives.  We generally recognize grant revenue when expenses reimbursable under the grants have been paid and payments under the grants become contractually due.  Lastly, we recognized revenues from the provision of services to R-NAV and its subsidiaries through the termination of the R-NAV joint venture on
May 31, 2016.
See Note
11.

Research and Development Expense, Policy [Policy Text Block]
o .
Research and Development Costs:
Research and development (“R&D”) expenses include both internal R&D activities and external contracted services. Internal R&D activity expenses include salaries, benefits, and stock-based compensation, as well as travel, supplies, and other costs to support our R&D staff. External contracted services include clinical trial activities, manufacturing and control-related activities, and regulatory costs. R&D expenses are charged to operations as incurred. We review and accrue R&D expenses based on services performed and rely upon estimates of those costs applicable to the stage of completion of each project.

Income Tax, Policy [Policy Text Block]
p.
Income Taxes:
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Due to the uncertainty surrounding the realization of the deferred tax assets in future tax returns, all of the deferred tax assets have been fully offset by a valuation allowance at
December 31, 2016
and
2015.

Current accounting standards include guidance on the accounting for uncertainty in income taxes recognized in the financial statements. Such standards also prescribe a recognition threshold and measurement model for the financial statement recognition of a tax position taken, or expected to be taken, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company believes that the ultimate deductibility of all tax positions is highly certain, although there is uncertainty about the timing of such deductibility. As a result, no
liability for uncertain tax positions was recorded as of
December 31,
201
6
or
2015
and we do
not
expect any significant changes in the next
twelve
months. Should we need to accrue interest or penalties on uncertain tax positions, we would recognize the interest as interest expense and the penalties as a selling, general and administrative expense. As of
December 31, 2016,
tax years
2013
-
2016
remained subject to examination by federal and state tax authorities. See Note
18.

New Accounting Pronouncements, Policy [Policy Text Block]
q .
Change in Accounting Principle:
In
April 2015,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No.
2015
-
03,
Simplifying the Presentation of Debt Issuance Costs
. ASU
2015
-
03
requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability rather than as an asset. The recognition and measurement guidance for debt issuance costs are not
affected by ASU
2015
-
03.
ASU
2015
-
03
was effective for fiscal years beginning after
December 15, 2015,
and interim periods within those fiscal years. Early adoption was permitted. Entities must apply the amendments in ASU
2015
-
03
on a retrospective basis. In
2015,
the Company adopted ASU
2015
-
03.
We have reflected all remaining unamortized costs as a reduction of the debt on the balance sheets as of
December 31, 2016
and
2015,
and will continue to do so in future periods. The adoption of ASU
2015
-
03
had
no
impact on the consolidated statements of operations, stockholders' deficit or cash flows.

In
November 2015,
the FASB issued ASU
No.
2015
-
17,
Balance Sheet Classification of Deferred Taxes
.  ASU
2015
-
17
eliminates the requirement to bifurcate deferred taxes between current and noncurrent on the balance sheet and requires that deferred tax assets and liabilities be classified as noncurrent on the balance sheet.  ASU
2015
-
17
may
be applied retrospectively or prospectively and early adoption is permitted.  We early-adopted ASU
2015
-
17
as of
December 31, 2015
and the statement of financial position as of this date reflects the revised classification of current deferred tax assets and liabilities as noncurrent.  Adoption of ASU
2015
-
17
resulted in a retrospective reclassification between current deferred tax assets and noncurrent deferred tax assets.

As a result of the Asset Sale, our
consolidated balance sheets and statements of operations have been reclassified, for all periods presented to reflect the Business as a discontinued operation, including interest expense related to the CRG and Platinum notes, as required by Accounting Standards Codification
205
-
20
-
45
-
6.

r .
Recent Accounting Standards:
  In
August 2014,
the FASB issued ASU
No.
2014
-
15,
Presentation of Financial Statements-Going Concern
.  ASU
2014
-
15
defines when and how companies are required to disclose going concern uncertainties, which must be evaluated each interim and annual period.  ASU
2014
-
15
requires management to determine whether substantial doubt exists regarding the entity's going concern presumption.  Substantial doubt about an entity's ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one
year after the date that the financial statements are issued (or available to be issued).  If substantial doubt exists, certain disclosures are required; the extent of those disclosures depends on an evaluation of management's plans (if any) to mitigate the going concern uncertainty.  ASU
2014
-
15
is effective prospectively for annual periods ending after
December 15, 2016,
and to annual and interim periods thereafter.  Early adoption was permitted.  The adoption of ASU
2014
-
15
did
not
have any effect on our consolidated financial statements, however it does affect disclosures.

In
February 2016,
the FASB issued ASU
No.
2016
-
02,
Leases (Topic
842
)
.  ASU
2016
-
02
requires the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases under previous GAAP.  The core principle of Topic
842
is that a lessee should recognize the assets and liabilities that arise from leases.  A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term.  ASU
2016
-
02
is effective for public business entities for fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years.  Early adoption is permitted.  We expect the adoption of ASU
2016
-
02
to result in an increase in right-of-use assets and lease liabilities on our consolidated statement of financial position related to our leases that are currently classified as operating leases, primarily for office space.  Management is currently evaluating the impact that the adoption of ASU
2016
-
02
will have on our consolidated financial statements.

In
March 2016,
the FASB iss
ued ASU
No.
2016
-
08,
Revenue from Contracts with Customers – Principal versus Agent Considerations (Reporting Revenue Gross versus Net)
.  ASU
2016
-
08
does
not
change the core principle of the guidance, rather it clarifies the implementation guidance on principal versus agent considerations.  ASU
2016
-
08
clarifies the guidance in ASU
No.
2014
-
09,
Revenue from Contracts with Customers (Topic
606
)
, which is
not
yet effective.  The effective date and transition requirements for ASU
2016
-
08
are the same as for ASU
2014
-
09,
which was deferred by
one
year by ASU
No.
2015
-
14,
Revenue from Contracts with Customers – Deferral of the Effective Date
.  Public business entities should adopt the new revenue recognition standard for annual reporting periods beginning after
December 15, 2017,
including interim periods within that year.  Early adoption is permitted only as of annual reporting periods beginning after
December 15, 2016,
including interim periods within that year.  We will evaluate the potential impact that the adoption of ASU
2014
-
09
may
have on our consolidated financial statements following the closing of the Asset Sale to Cardinal Health
414
in
March 2017.

In
March 2016,
the FASB issued ASU
No.
2016
-
09,
Compensation – Stock Compensation
.  ASU
2016
-
09
simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows.  Some of the simplified areas apply only to nonpublic entities.  ASU
2016
-
09
is effective for public business entities for annual periods beginning after
December 15, 2016,
and interim periods within those annual periods.  Early adoption is permitted in any interim or annual period.  If an entity early adopts ASU
2016
-
09
in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.  Methods of adoption vary according to each of the amendment provisions.  Management is currently evaluating the impact that the adoption of ASU
2016
-
09
will have on our consolidated financial statements.

In
April 2016,
the FASB issued ASU
No.
2016
-
10,
Revenue from Contracts with Customers – Identifying Performance Obligations and Licensing
.  ASU
2016
-
10
does
not
change the core principle of the guidance, rather it clarifies the identification of performance obligations and the licensing implementation guidance, while retaining the related principles for those areas.  ASU
2016
-
10
clarifies the guidance in ASU
No.
2014
-
09,
Revenue from Contracts with Customers (Topic
606
)
, which is
not
yet effective.  The effective date and transition requirements for ASU
2016
-
10
are the same as for ASU
2014
-
09,
which was deferred by
one
year by ASU
No.
2015
-
14,
Revenue from Contracts with Customers – Deferral of the Effective Date
.  Public business entities should adopt the new revenue recognition standard for annual reporting periods beginning after
December 15, 2017,
including interim periods within that year.  Early adoption is permitted only as of annual reporting periods beginning after
December 15, 2016,
including interim periods within that year.  We will evaluate the potential impact that the adoption of ASU
2016
-
120
may
have on our consolidated financial statements following the closing of the Asset Sale to Cardinal Health
414
in
March 2017.

In
May 2016,
the FASB issued ASU
No.
2016
-
12,
Revenue from Contracts with Customers – Narrow-Scope Improvements and Practical Expedients
.  ASU
2016
-
12
does
not
change the core principle of the guidance, rather it affects only certain narrow aspects of Topic
606,
including assessing collectability, presentation of sales taxes, noncash consideration, and completed contracts and contract modifications at transition.  ASU
2016
-
12
affects the guidance in ASU
No.
2014
-
09,
Revenue from Contracts with Customers (Topic
606
)
, which is
not
yet effective.  The effective date and transition requirements for ASU
2016
-
12
are the same as for ASU
2014
-
09,
which was deferred by
one
year by ASU
No.
2015
-
14,
Revenue from Contracts with Customers – Deferral of the Effective Date
.  Public business entities should adopt the new revenue recognition standard for annual reporting periods beginning after
December 15, 2017,
including interim periods within that year.  Early adoption is permitted only as of annual reporting periods beginning after
December 15, 2016,
including interim periods within that year.  We will evaluate the potential impact that the adoption of ASU
2016
-
12
may
have on our consolidated financial statements following the closing of the Asset Sale to Cardinal Health
414
in
March 2017.

In
August 2016,
the FASB issued ASU
No.
2016
-
15,
Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments
.  ASU
2016
-
15
addresses certain specific cash flow issues with the objective of reducing the existing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement cash flows.  ASU
2016
-
15
is effective for public business entities for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years.  Early adoption is permitted in any interim or annual period.  If an entity early adopts ASU
2016
-
15
in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.  ASU
2016
-
15
should be applied using a retrospective transition method to each period presented, with certain exceptions.  We adopted ASU
2016
-
15
upon issuance, which resulted in debt prepayment costs being classified as financing costs rather than operating costs on the statement of cash flows for the year ended
December 31, 2016.

In
November 2016,
the FASB issued ASU
No.
2016
-
18,
Statement of Cash Flows – Restricted Cash
.  ASU
2016
-
18
requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and restricted cash or equivalents.  Therefore, restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.  ASU
2016
-
18
is effective for public business entities for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years.  Early adoption in permitted, including adoption in an interim period.  If an entity early adopts ASU
2016
-
18
in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes the interim period.  Following the payoff of our CRG debt and release of our restricted cash in
March 2017,
we do
not
expect the adoption of ASU
2016
-
18
to have a material effect on our consolidated financial statements.

In
December 2016,
the FASB issued ASU
No.
2016
-
20,
Technical Corrections and Improvements to Topic
606,
Revenue from Contracts with Customers
.  ASU
2016
-
20
does
not
change the core principle of the guidance, rather it affects only certain narrow aspects of Topic
606,
including loan guarantee fees, contract cost impairment testing, provisions for losses on construction- and production-type contracts, clarification of the scope of Topic
606,
disclosure of remaining and prior-period performance obligations, contract modification, contract asset presentation, refund liability, advertising costs, fixed-odds wagering contracts in the casino industry, and cost capitalization for advisors to private and public funds.  ASU
2016
-
20
affects the guidance in ASU
No.
2014
-
09,
Revenue from Contracts with Customers (Topic
606
)
, which is
not
yet effective.  The effective date and transition requirements for ASU
2016
-
12
are the same as for ASU
2014
-
09,
which was deferred by
one
year by ASU
No.
2015
-
14,
Revenue from Contracts with Customers – Deferral of the Effective Date
.  Public business entities should adopt the new revenue recognition standard for annual reporting periods beginning after
December 15, 2017,
including interim periods within that year.  Early adoption is permitted only as of annual reporting periods beginning after
December 15, 2016,
including interim periods within that year.  We will evaluate the potential impact that the adoption of ASU
2016
-
20
may
have on our consolidated financial statements following the closing of the Asset Sale to Cardinal Health
414
in
March 2017.

In
January 2017,
the FASB issued ASU
No.
2017
-
01,
Business Combinations (Topic
805
), Clarifying the Definition of a Business
.  ASU
2017
-
01
provides a screen to determine when a set of assets and activities (collectively, a “set”) is not
a business.  The screen requires that when substantially all of the fair market value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not
a business.  If the screen is
not
met, ASU
2017
-
01
(
1
) requires that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output, and (
2
) removes the evaluation of whether a market participant could replace missing elements.  ASU
2017
-
01
is effective for public business entities for annual periods beginning after
December 15, 2017,
including interim periods within those periods.  ASU
2017
-
01
should be applied prospectively on or after the effective date.
No
disclosures are required at transition.  Early adoption is permitted for certain transactions as described in ASU
2017
-
01.
  Management is currently evaluating the impact that the adoption of ASU
2017
-
01
will have on our consolidated financial statements.